Expense Example, No Redemption - Class A C S I N T Shares - Janus Henderson Global Technology and Innovation Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	670	872	1,091	1,718	177	548	944	1,853	121	378	654	1,443	77	240	417	930	68	214	373	835	94	293	509	1,131